Property and Equipment - Summary of Changes in Property and Equipment Account (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	₱ 318,069	₱ 287,103
Additions (Note 4)	54,277	70,912
Disposals/retirements	(82)	(384)
Reclassifications	(2,396)	1,912
Translation differences charged directly to cumulative translation adjustments	2	2
Adjustments		(185)
Impairment losses recognized during the year		(67)
Depreciation and amortization (Note 3)	(41,881)	(41,224)
Net book value at end of the year	327,989	318,069
Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	875,599
Net book value at end of the year	924,263	875,599
Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(557,530)
Net book value at end of the year	(596,274)	(557,530)
Cable and wire facilities [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	101,265	81,227
Additions (Note 4)	882	86
Disposals/retirements	(6)
Reclassifications	11,158	31,435
Translation differences charged directly to cumulative translation adjustments	1	1
Depreciation and amortization (Note 3)	(10,483)	(11,484)
Net book value at end of the year	102,817	101,265
Cable and wire facilities [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	316,803
Net book value at end of the year	327,658	316,803
Cable and wire facilities [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(215,538)
Net book value at end of the year	(224,841)	(215,538)
Central equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	257	384
Adjustments		(25)
Depreciation and amortization (Note 3)	(103)	(102)
Net book value at end of the year	154	257
Central equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	532
Net book value at end of the year	513	532
Central equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(275)
Net book value at end of the year	(359)	(275)
Network facilities [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	116,506	101,941
Additions (Note 4)	723	70
Disposals/retirements	(4)	(19)
Reclassifications	23,581	33,692
Translation differences charged directly to cumulative translation adjustments	1
Depreciation and amortization (Note 3)	(24,626)	(19,178)
Net book value at end of the year	116,181	116,506
Network facilities [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	362,387
Net book value at end of the year	384,033	362,387
Network facilities [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(245,881)
Net book value at end of the year	(267,852)	(245,881)
Building and lease improvement [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	7,304	7,979
Additions (Note 4)	97	31
Disposals/retirements	(3)	(1)
Reclassifications	7,141	542
Depreciation and amortization (Note 3)	(759)	(1,247)
Net book value at end of the year	13,780	7,304
Building and lease improvement [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	27,884
Net book value at end of the year	35,183	27,884
Building and lease improvement [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(20,580)
Net book value at end of the year	(21,403)	(20,580)
Vehicles, furniture and other network equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	1,971	3,654
Additions (Note 4)	367	397
Disposals/retirements	(68)	(234)
Reclassifications	448	(809)
Translation differences charged directly to cumulative translation adjustments		1
Adjustments		25
Depreciation and amortization (Note 3)	(725)	(1,063)
Net book value at end of the year	1,993	1,971
Vehicles, furniture and other network equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	36,467
Net book value at end of the year	35,463	36,467
Vehicles, furniture and other network equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(34,496)
Net book value at end of the year	(33,470)	(34,496)
Land improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	4,474	4,122
Disposals/retirements	(1)
Reclassifications	(614)	456
Depreciation and amortization (Note 3)	(53)	(104)
Net book value at end of the year	3,806	4,474
Land improvements [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	4,960
Net book value at end of the year	4,301	4,960
Land improvements [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(486)
Net book value at end of the year	(495)	(486)
IT systems and platforms [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	17,210	18,794
Additions (Note 4)	273	598
Disposals/retirements		(1)
Reclassifications	6,977	5,561
Depreciation and amortization (Note 3)	(4,850)	(7,742)
Net book value at end of the year	19,610	17,210
IT systems and platforms [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	56,418
Net book value at end of the year	66,115	56,418
IT systems and platforms [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(39,208)
Net book value at end of the year	(46,505)	(39,208)
Security platforms [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	864	1,162
Disposals/retirements		(129)
Reclassifications	258	202
Impairment losses recognized during the year		(67)
Depreciation and amortization (Note 3)	(282)	(304)
Net book value at end of the year	840	864
Security platforms [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	1,930
Net book value at end of the year	2,189	1,930
Security platforms [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(1,066)
Net book value at end of the year	(1,349)	(1,066)
Property under construction [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	68,218	67,840
Additions (Note 4)	51,935	69,730
Reclassifications	(51,345)	(69,167)
Adjustments		(185)
Net book value at end of the year	68,808	68,218
Property under construction [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	68,218
Net book value at end of the year	₱ 68,808	₱ 68,218